Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information
Entity Registrant Name	Enumeral Biomedical Holdings, Inc.
Entity Central Index Key	0001561551
Document Type	S-1/A
Trading Symbol	ENUM
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Amendment Description

CALCULATION OF REGISTRATION FEE

Title of Each Class of Securities to be Registered	Amount to be Registered(1)	Proposed Maximum Offering Price Per Share		Proposed Maximum Aggregate Offering Price		Amount of Registration Fee
Common Stock, par value $0.001 per share	133,674,598 shares (2)	$0.13	(3)	$17,377,698	(3)	$2,014.45	(4)

(1)	In accordance with Rule 416(a), Enumeral Biomedical Holdings, Inc. (the “Company” or “registrant”) is also registering hereunder an indeterminate number of additional securities that may be issued and resold resulting from stock splits, stock dividends or similar transactions.

(2)	Consists of (a) 110,920,108 outstanding shares of the registrant’s common stock, and (b) 22,754,490 shares of the registrant’s common stock issuable upon exercise of common stock purchase warrants.

(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c), based on the average of the high and low sales prices of our common stock as reported by the OTC Markets on March 6, 2017. The shares offered hereunder may be sold by the selling stockholders from time to time in the open market, through privately negotiated transactions or a combination of these methods, at market prices prevailing at the time of sale or at negotiated prices.

(4)	Previously paid with the registration Statement on Form S-1 filed on March 8, 2017. Pursuant to the registration statement on Form S-1, SEC File No. 333-198847, which was originally declared effective on November 10, 2014, the Company registered an aggregate of 53,035,356 shares of common stock consisting of (a) 29,302,164 shares of common stock and (b) 23,733,192 shares of common stock issuable upon exercise of common stock purchase warrants and in connection therewith paid a registration fee of $9,051.01, of which (i) 23,185,627 shares of common stock and (ii) 16,870,192 shares of common stock issuable upon exercise of common stock purchase warrants remained registered and unsold. Pursuant to Rule 457(p), the registration fee associated with the unsold securities is offset from the registration fee associated with this registration statement and such unsold securities from the previous registration statement are deemed deregistered.

Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016